Stock-based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Stock-based Compensation

Note 17. Stock-based Compensation

Restricted Shares

2021 Restricted Share Plan

On October 27, 2020, in anticipation of the Merger, the Board of Directors approved a Management Equity Term Sheet (“Term Sheet”) which modified the terms of Maven Topco’s legacy Incentive Securities (defined below) and allowed for any unvested Incentive Securities at Closing to be converted to restricted shares under the 2021 Restricted Share Plan, using the Exchange Ratio established during the Merger.

Specifically, historical unvested Class B and Class C Incentive Securities were converted to restricted shares subject only to service conditions (“Time-Vesting Restricted Shares”) and subject to graded vesting over four years. Historical Class D unvested Incentive Securities were converted to restricted shares with service and market conditions (“Performance-Vesting Restricted Shares”), subject to graded vesting over three years based on a market condition related to volume weighted average trading price performance of the Company’s common stock.

The Company determined that a modification to the terms of Maven Topco’s legacy Incentive Securities occurred on October 27, 2020 (“October 2020 Modification”) because the Company removed the Bad Leaver provision (discussed below in “Incentive Securities” section) for vested awards, contingent upon the Closing, representing a change in vesting conditions. The Company further determined that another modification occurred on April 20, 2021 (“April 2021 Modification”) since the Incentive Securities, which are private company awards, were exchanged for restricted shares, which are public company awards, representing a change in vesting conditions.

No compensation cost was recognized as a result of the October 2020 Modification because the awards were improbable of vesting both before and after the modification date as of October 27, 2020. Upon Closing, the Company recognized total compensation cost of $183.2 million to account for the vesting of the historical Incentive Securities upon removal of the Bad Leaver provision. The Company measured the awards based on their fair values as of October 27, 2020, which is considered to be the grant date fair value of the awards, adjusted for any incremental compensation cost resulting from the April 2021 Modification, which is determined to be immaterial.

The Company determined that a modification to the terms of the 2021 Restricted Share Plan occurred on April 19, 2024 (“April 2024 Modification”) because the Company extended the vesting period of the unvested Performance-Vesting Restricted Shares for selected participants from April 20, 2024 and April 20, 2025, to April 20, 2026, resulting in an increase in related compensation cost of $3.7 million, recognized in the year ended December 31, 2024.

A summary of the Company’s overall restricted shares activities for the year ended December 31, 2025 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2024	1,474,191	$9.64
Vested	(1,472,053)	$9.64
Forfeited	(2,138)	$9.64
Unvested restricted shares as of December 31, 2025	—	$—

The compensation cost recognized for the restricted shares during the years ended December 31, 2025, 2024 and 2023 was zero, $4.6 million, and $5.5 million, respectively.

As of December 31, 2025, there is no unrecognized compensation cost related to the restricted shares.

Stock Options

2021 Option Plan

On April 20, 2021 (“2021 Grant Date”), as part of the Merger, the Board of Directors adopted the 2021 Option Plan and granted employees options to purchase the Company’s common stock via an employee benefit trust including (1) options which shall immediately vest upon Closing (“Immediate-Vesting Options”), (2) options subject only to service conditions (“Time-Vesting Options”) and (3) options with service and market conditions (“Performance-Vesting Options”). Immediate-Vesting Options became fully vested and exercisable immediately following the Closing, which aligns with the 2021 Grant Date. Time-Vesting Options are subject to graded vesting over the four years following the 2021 Grant Date. Performance- Vesting Options are subject to graded vesting over the three years from the 2021 Grant Date, subject to a market condition related to volume weighted average trading price performance of the Company’s common stock.

A summary of the Company’s options activity for the year ended December 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2024	37,476	$10.00	1.3	$—
Forfeited	(14,469)	$10.00
Expired	(23,007)	$10.00
Outstanding as of December 31, 2025	—	$—	—	$—
Exercisable as of December 31, 2025	—
Unvested as of December 31, 2025	—

The compensation cost recognized for options during the years ended December 31, 2025, 2024 and 2023 was $0.2 million, $0.6 million, and $0.6 million, respectively. The total fair value of options that vested during the year ended December 31, 2025 was $0.2 million.

On November 10, 2025, the Company cancelled and settled all outstanding options for a cash payment of $0.3 million. The Company recorded an additional compensation cost of less than $0.1 million. As of December 31, 2025 there were zero outstanding, exercisable or unvested options, and no unrecognized stock-based compensation expense related to the stock options.

Employee Incentive Plan

The Company created an employee incentive plan involving share-based and cash-based incentives to support the success of the Company by further aligning the personal interests of employees, officers, and directors to those of our shareholders by providing an incentive to drive performance and sustained growth.

2022 Employee Incentive Plan

On April 5, 2022, (“2022 Grant Date”) the Board of Directors adopted the 2022 Employee Incentive Plan and granted employees (1) Equity-settled Restricted Share Units (“RSUs”), (2) Cash-settled Restricted Share Units (“Cash-settled RSUs”) and (3) Equity-settled Performance-Based Restricted Share Units (“PSUs”).

The RSUs and Cash-settled RSUs are subject to a service condition with graded vesting over the three years following the 2022 Grant Date. PSUs vest after three years, subject to a service condition, a market condition related to volume weighted average trading price performance of the Company’s common stock, and performance conditions related to the Company’s cumulative revenue and cumulative adjusted EBITDA.

2023 Employee Incentive Grants

On December 7, 2023, (“2023 Grant Date”) the Board of Directors granted employees (1) RSUs, (2) Cash-settled RSUs and (3) PSUs.

The RSUs and Cash-settled RSUs are subject to a service condition with graded vesting over the three years following the 2023 Grant Date. PSUs vest after three years, subject to a service condition, and performance conditions related to the Company’s cumulative revenue and cumulative adjusted EBITDA.

2024 Employee Incentive Grants

On April 3, 2024, (“2024 Grant Date”) the Board of Directors granted employees (1) RSUs, (2) Cash-settled RSUs and (3) PSUs.

The RSUs and Cash-settled RSUs are subject to a service condition with graded vesting over the three years following the 2024 Grant Date. PSUs vest after three years, subject to a service condition, and performance conditions related to the Company’s cumulative revenue and cumulative adjusted EBITDA.

2025 Employee Incentive Grants

On April 10, 2025, (“2025 Grant Date”) the Board of Directors granted employees (1) RSUs, (2) Cash-settled RSUs and (3) PSUs.

The RSUs and Cash-settled RSUs are subject to a service condition with graded vesting over the three years following the 2025 Grant Date. PSUs vest after three years, subject to a service condition, and performance conditions related to the Company’s cumulative revenue and cumulative adjusted EBITDA.

On May 13, 2025, the Board of Directors granted employees RSUs, vesting after one year, and subject to a service condition.

On May 15, 2025 and May 20, 2025, the Board of Directors granted employees PSUs, vesting either annually over three years, or over three years, subject to a service condition, and performance conditions related to the Company’s revenue growth.

Equity-settled Restricted Share Units

The estimated grant date fair value of the Company’s RSUs is estimated to be equal to the closing price of the Company’s common stock on each grant date.

A summary of the Company’s Equity-settled Restricted Share Units activity for the year ended December 31, 2025 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs as of December 31, 2024	6,665,511	$5.50
Granted	3,279,410	$10.09
Forfeited	(642,150)	$6.57
Vested	(3,052,043)	$5.63
Unvested RSUs as of December 31, 2025	6,250,728	$7.73

The compensation cost recognized for RSUs during the years ended December 31, 2025, 2024 and 2023 was $23.8 million, $16.2 million and $10.4 million, respectively.

As of December 31, 2025, the Company had $25.5 million of unrecognized stock-based compensation expense related to the RSUs. This cost is expected to be recognized over a weighted-average period of 2.0 years.

Cash-settled Restricted Share Units

Our outstanding Cash-settled RSUs entitle employees to receive cash based on the fair value of the Company’s common stock on the vesting date. The Cash-settled RSUs are accounted for as liability awards and are re-measured at fair value each reporting period until they become vested with compensation expense being recognized over the requisite service period. The Company has a liability, which is included in “Other current liabilities” within the consolidated balance sheets of $0.6 million and $0.5 million as of December 31, 2025 and December 31, 2024, respectively.

The estimated grant date fair value of the Company’s Cash-settled RSUs is estimated to be equal to the closing price of the Company’s common stock on each grant date.

A summary of the Company’s Cash-settled RSUs activity for the year ended December 31, 2025 is as follows:

	Number of Cash-settled RSUs	Weighted Average Grant Date Fair Value per Cash-settled RSU
Unvested Cash-settled RSUs as of December 31, 2024	94,279	$5.38
Granted	37,016	$9.73
Forfeited	(1,672)	$5.44
Vested	(41,324)	$5.28
Unvested Cash-settled RSUs as of December 31, 2025	88,299	$7.25

The compensation cost recognized for Cash-settled RSUs during the years ended December 31, 2025, 2024 and 2023 was $0.5 million, $0.5 million and $0.2 million, respectively.

As of December 31, 2025, the Company had $0.4 million of unrecognized stock-based compensation expense related to the Cash-settled RSUs. This cost is expected to be recognized over a weighted-average period of 1.9 years.

Equity-settled Performance-Based Restricted Share Units

The Company’s PSUs were adopted in order to provide employees, officers and directors with stock-based compensation tied directly to the Company’s performance, further aligning their interests with those of shareholders and provides compensation only if the designated performance goals are met over the applicable performance period. The awards have the potential to be earned at between 0% – 150% of the number of awards granted depending on achievement the performance goals but remain subject to vesting for the full three-year service period.

During the first quarter of fiscal year 2025, the performance multiplier for PSUs with cumulative revenue and cumulative adjusted EBITDA performance conditions granted in 2023 was confirmed as 127% and 150%, respectively, resulting in an increase in related compensation cost of $7.4 million. The compensation cost recognized for PSUs granted in 2023 increased by $7.4 million during the year ended December 31, 2025.

During the second and third quarter of fiscal year 2025, the performance multiplier for PSUs with cumulative revenue and cumulative adjusted EBITDA performance conditions granted in 2024 was adjusted to reflect estimated achievement of 150% and 150%, respectively, resulting in an increase in related compensation cost of $8.7 million. The compensation cost recognized for PSUs granted in 2024 increased by $5.8 million during the year ended December 31, 2025.

The grant date fair values of PSUs subject to performance conditions are based on the most recent closing stock price of the Company’s shares of common stock. The stock-based compensation expense is recognized over the remaining service period at the time of grant, adjusted for the Company’s expectation of the achievement of the performance conditions.

A summary of the Company’s PSUs activity for the year ended December 31, 2025 is as follows:

	Number of PSUs	Weighted Average Grant Date Fair Value per PSU
Unvested PSUs as of December 31, 2024	12,636,379	$5.37
Granted	12,550,859	$9.98
Forfeited	697,339	$4.30
Vested	(4,486,790)	$5.36
Unvested PSUs as of December 31, 2025	21,397,787	$8.05

The compensation cost recognized for PSUs during the years ended December 31, 2025, 2024 and 2023 was $72.6 million, $32.6 million and $12.8 million, respectively.

As of December 31, 2025, the Company had $86.1 million of unrecognized stock-based compensation expense related to the PSUs. This cost is expected to be recognized over a weighted-average period of 1.9 years.

NFL Warrants

On April 1, 2021, the Company entered into a multi-year strategic partnership with the NFL (the “License Agreement”). Under the terms of the License Agreement, the Company obtains the right to serve as the worldwide exclusive distributor of NFL official data to the global regulated sports betting market, the worldwide exclusive distributor of NFL official data to the global media market, the NFL’s exclusive international distributor of live digital video to the regulated sports betting market (outside of the United States of America where permitted), and the NFL’s exclusive sports betting and i-gaming advertising partner. The License Agreement contemplated a four-year period commencing April 1, 2021. Pursuant to the License Agreement, the Company agreed to issue the NFL an aggregate of up to 18,500,000 warrants with each warrant entitling NFL to purchase one ordinary share of the Company for an exercise price of $0.01 per warrant share. The warrants were subject to vesting over a two-year term in three tranches, ending on April 1, 2023. Additionally, each warrant was issued with one share of redeemable B Share with a par value of $0.0001. The B Shares, which are not separable from the warrants, are voting only shares with no economic rights to dividends or distributions. Pursuant to the License Agreement, when the warrants are exercised, the Company shall purchase or, at its discretion, redeem at the par value an equivalent number of B Shares, and any such purchased or redeemed B Shares shall thereafter be cancelled. The grant date fair value of the warrants is estimated to be equal to the closing price of dMY’s common stock of $15.63, as of the grant date on April 1, 2021. The Company used dMY’s stock price to approximate the fair value of the Company as the grant date was before the Merger was consummated.

On June 6, 2025, the Company extended the License Agreement through the end of the 2029 NFL season. Pursuant to the extended

License Agreement, the Company issued the NFL an additional 9,500,000 warrants with each warrant entitling NFL to purchase one ordinary share of the Company for an exercise price of $0.01 per warrant share. Of such additional warrants, 4,500,000 warrants vested on June 10, 2025 and 5,000,000 will vest on April 1, 2028, unless delayed at the sole discretion of the NFL to no later than August 2, 2029. The additional warrants were not issued with any B Shares. The grant date fair value of the warrants is estimated to be equal to the closing price of the Company’s common stock of $9.48, as of the grant date on June 6, 2025.

The Company accounts for the License Agreement as an executory contract for the ongoing Data Feeds and the warrants are accounted for as share-based payments to non-employees. The awards are measured at grant date fair value when all key terms and conditions are understood by both parties, including for unvested awards and are expensed over the term to align with the data services to be provided over the periods.

A summary of the Company’s warrants activity for the year ended December 31, 2025 is as follows:

Number of Warrants
Outstanding as of December 31, 2024	18,500,000
Issued	9,500,000
Exercised	(8,500,000)
Outstanding as of December 31, 2025	19,500,000

The cost recognized for the warrants during the years ended December 31, 2025, 2024 and 2023 was $52.3 million, zero, and $5.9 million, respectively. As of December 31, 2025, the Company had $37.8 million of unrecognized stock-based compensation expense related to the warrants. This cost is expected to be recognized over a weighted-average period of 2.3 years. During the years ended December 31, 2025, 2024 and 2023, a total of 4,500,000, zero, and 3,000,000 warrants vested, respectively.

Stock-based Compensation Summary

The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Year Ended December 31,

	2025	2024	2023
Cost of revenue	$52,573	$560	$6,342
Sales and marketing	9,130	4,257	3,060
Research and development	9,915	5,871	3,630
General and administrative	77,712	43,787	22,286
Total	$149,330	$54,475	$35,318